Business and Non-Current Asset Disposals - Summary of Business and Non-Current Asset Disposals (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Assets/(liabilities) disposed of at net carrying amount:
- non-current assets		$ 201	$ 826		$ 792
- cash and cash equivalents		7	50		70
- working capital and provisions		29	93		152
- current tax			(1)		(2)
- lease liabilities		(44)	(86)
- deferred tax		(3)	(3)		(2)
- retirement benefit obligations		(1)	(2)		(8)
- non-controlling interests		(6)
Net assets disposed		183	877		1,002
Reclassification of currency translation effects on disposal		13	263		112
Total		196	1,140		1,114
Proceeds from disposals (net of disposal costs)		205	951		931
Asset exchange (note 32)					14
Profit on step acquisition (note 32)					48
Profit/(loss) on disposals from continuing operations		9	(189)		(121)
(Loss)/profit on disposals from discontinued operations (note 3)			(2)		1,848
Total Group profit/(loss) on disposals		9	(191)	[1]	1,727	[1]
Proceeds from disposals from continuing operations		205	951		931
Less: cash and cash equivalents disposed		(7)	(50)		(70)
Less: deferred proceeds arising on disposal (note 21)	[2]	(14)	(302)		(12)
Less: investment and loan to associate in lieu of cash proceeds	[3]				(99)
Net cash inflow arising on disposal from continuing operations		184	599		750
Net cash inflow arising on disposal from discontinued operations			1,744		2,847
Total Group net cash inflow arising on disposal		184	2,343	[1]	3,597	[1]
Business Disposal [member]
Assets/(liabilities) disposed of at net carrying amount:
- non-current assets		74	669		725
- cash and cash equivalents		7	50		70
- working capital and provisions		29	93		152
- current tax			(1)		(2)
- lease liabilities		(12)	(53)
- deferred tax		(3)	(3)		(2)
- retirement benefit obligations		(1)	(2)		(8)
- non-controlling interests		(6)
Net assets disposed		88	753		935
Reclassification of currency translation effects on disposal		13	263		112
Total		101	1,016		1,047
Proceeds from disposals (net of disposal costs)		77	787		812
Asset exchange (note 32)					14
Profit on step acquisition (note 32)					48
Profit/(loss) on disposals from continuing operations		(24)	(229)		(173)
(Loss)/profit on disposals from discontinued operations (note 3)			(5)		1,844
Total Group profit/(loss) on disposals		(24)	(234)		1,671
Proceeds from disposals from continuing operations		77	787		812
Less: cash and cash equivalents disposed		(7)	(50)		(70)
Less: deferred proceeds arising on disposal (note 21)	[2]	(14)	(302)		(12)
Less: investment and loan to associate in lieu of cash proceeds	[3]				(99)
Net cash inflow arising on disposal from continuing operations		56	435		631
Net cash inflow arising on disposal from discontinued operations			1,743		2,840
Total Group net cash inflow arising on disposal		56	2,178		3,471
Disposal of other non-current assets [member]
Assets/(liabilities) disposed of at net carrying amount:
- non-current assets		127	157		67
- lease liabilities		(32)	(33)
Net assets disposed		95	124		67
Reclassification of currency translation effects on disposal		0
Total		95	124		67
Proceeds from disposals (net of disposal costs)		128	164		119
Profit/(loss) on disposals from continuing operations		33	40		52
(Loss)/profit on disposals from discontinued operations (note 3)			3		4
Total Group profit/(loss) on disposals		33	43		56
Proceeds from disposals from continuing operations		128	164		119
Net cash inflow arising on disposal from continuing operations		128	164		119
Net cash inflow arising on disposal from discontinued operations			1		7
Total Group net cash inflow arising on disposal		$ 128	$ 165		$ 126

[1]	Restated throughout for presentation in US Dollar. See the Accounting Policies on page 137 for further details.
[2]	On 31 December 2019, CRH completed the sale of the Group’s 50% stake in its joint venture in India, My Home Industries Limited (“MHIL”) for deferred proceeds of $0.3 billion which will be received in several agreed tranches.For the purposes of compliance with Indian law requirements, CRH is obliged to retain a minority shareholding and associated minority board representation in MHIL both of which will further reduce as the tranches are completed. The Group no longer has any rights to share in the profit/loss of MHIL or to receive any dividends. CRH has determined that MHIL has ceased to be a joint venture or an associate as the Group is no longer exposed to variability of returns from the performance of MHIL and does not have significant influence (as defined under IAS 28 Interests in Associates and Joint Ventures ) over MHIL. With the other partners acting in concert to exercise control, CRH effectively retains only protective voting rights in defined limited circumstances. Accordingly, the Group has discontinued the use of the equity method of accounting for its interest in MHIL from 31 December 2019. The fair value of the retained interest in MHIL is recorded as a financial asset within Other Receivables as it represents a contractual right to receive cash
[3]	In 2018, as part of the divestment of our DIY business in Belgium and the Netherlands we acquired an equity stake of 22.78% in, and advanced a loan of $58 million to the purchaser, Intergamma, which was repaid in 2019.